RELATED PARTY TRANSACTIONS	3 Months Ended
Nov. 30, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

8. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the period ended November 30, 2020 $63 ($57 - November 30, 2019) was paid or accrued to independent directors for directors' fees and services.

(b) During the period ended November 30, 2020, the Company paid or accrued payments of $14 ($13 - November 30, 2019) from West Vault Mining Inc., a company with two directors in common, for accounting and administrative services.

(c) In May of 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement.  Through the terms of the May 2018 private placement HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI has exercised its right to nominate one person to the board of directors.  A summary of HCI's share acquisitions form the Company follows:

Common Shares Acquired from the Company by HCI
Date	Placee	Shares	Price USD	Acquisition Method
May 2018	Deepkloof	2,490,900	$1.50	Prospectus Offering
May 2018	Deepkloof	1,509,099	$1.50	Private Placement
February 2019	Deepkloof	2,141,942	$1.33	Private Placement
April 2019	Deepkloof	177,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	80,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	1,111,111	$1.17	Private Placement
August 2019	Deepkloof	6,940,000	$1.32	Private Placement
August 2019	Deepkloof	2,856,000	$1.25	Prospectus Offering
December 2019	Deepkloof	1,612,931	$1.24	Private Placement
June 2020	Deepkloof	500,000	$1.40	Private Placement
October 2020	Deepkloof	1,146,790	$2.18	Private Placement
December 2020	Deepkloof	1,121,076	$2.23	Private Placement
		21,686,849

During 2018 and 2019 HCI also acquired 663,004 shares of the Company in the public market. At November 30, 2020 HCI's total ownership interest in the Company was 21,228,777 common shares, for approximately a 30.0% interest in the Company. Following Deepkloof's December 2020 private placement, HCI owned 22,349,853 Common shares of the Company, for approximately a 31.0% interest.